Assets/Liabilities for Insurance Contracts - Summary of Debts with Insureds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
Total	$ 1,105,279	$ 1,584,325
Property & Casualty Insurance
Disclosure of types of insurance contracts [line items]
Equity Insurance	618,841	877,632
Property & Casualty Insurance | Direct Administrative Insurance
Disclosure of types of insurance contracts [line items]
Equity Insurance	418,094	542,672
Property & Casualty Insurance | Direct Insurance in Lawsuits
Disclosure of types of insurance contracts [line items]
Equity Insurance	14,184	18,050
Property & Casualty Insurance | Direct Insurance in Mediation
Disclosure of types of insurance contracts [line items]
Equity Insurance	1,154	4,806
Property & Casualty Insurance | Settled Claims Payable
Disclosure of types of insurance contracts [line items]
Equity Insurance	617	25,487
Property & Casualty Insurance | Pending Claims, Active Reinsurance and Retrocession
Disclosure of types of insurance contracts [line items]
Equity Insurance	981	1,395
Property & Casualty Insurance | Claims Incurred but not Reported (IBNR)
Disclosure of types of insurance contracts [line items]
Equity Insurance	183,811	285,222
Life Insurance
Disclosure of types of insurance contracts [line items]
Life Insurance	467,487	668,433
Life Insurance | Direct Administrative Insurance
Disclosure of types of insurance contracts [line items]
Life Insurance	391,250	541,523
Life Insurance | Direct Insurance in Lawsuits
Disclosure of types of insurance contracts [line items]
Life Insurance	9,276	40,836
Life Insurance | Direct Insurance in Mediation
Disclosure of types of insurance contracts [line items]
Life Insurance	4,212	14,450
Life Insurance | Settled Claims Payable
Disclosure of types of insurance contracts [line items]
Life Insurance	166	3,154
Life Insurance | Pending Claims, Active Reinsurance and Retrocession
Disclosure of types of insurance contracts [line items]
Life Insurance	20,428	42,044
Life Insurance | Claims Incurred but not Reported (IBNR)
Disclosure of types of insurance contracts [line items]
Life Insurance	42,155	26,426
Retirement Insurance
Disclosure of types of insurance contracts [line items]
Retirement Insurance	18,951	38,260
Retirement Insurance | Annuities Payable in Arrears
Disclosure of types of insurance contracts [line items]
Retirement Insurance	231	242
Retirement Insurance | Others
Disclosure of types of insurance contracts [line items]
Retirement Insurance	$ 18,720	$ 38,018